Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member]		Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ¥ / shares shares	Jun. 30, 2023 ¥ / shares shares
Class A ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.0001	¥ 0.0001	¥ 0.0001
Ordinary shares, authorized	[1]	450,000,000	450,000,000	450,000,000
Ordinary shares, issued	[1]	14,707,073	14,707,073	13,183,308
Ordinary shares	[1]	14,707,073	14,707,073	13,183,308
Class B ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.0001	¥ 0.0001	¥ 0.0001
Ordinary shares, authorized	[1]	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	[1]	16,816,692	16,816,692	16,816,692
Ordinary shares	[1]	16,816,692	16,816,692	16,816,692

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1 and Note 11).